Subsequent Events	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

On April 21, 2022, 150,000 Class A Ordinary Shares owned by Xuezhu Wang were reconverted into Class B Ordinary Shares.

On June 1, 2022, the Company repaid $1,065,238 (RMB 7.0 million) under the above Max Pledge Amount Agreement from Industrial Bank Co., Ltd. On the same day, the Company borrowed $1,065,238 (RMB 7.0 million) bearing interest rate at LPR plus 0.9%. The loan facility agreement is personally guaranteed by Mr. Xuezhu Wang, Mr. Xianfu Wang, and Mrs. Yanying Lin. The Company also pledged its building and land use rights as collaterals. There were no loan guarantee fees paid to the personal guarantors.

On June 24, 2022, Ganzhou Youjia New Energy Automobile Sales Co., Ltd. was dissolved.

The Company evaluated all events and transactions that occurred after March 31, 2022 through the date of the issuance of the consolidated financial statements on August 15, 2022 and noted that there were no other material subsequent events.